Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss per share – basic and diluted	$ (0.05)	$ (0.47)
Weighted-average shares outstanding – basic and diluted (in Shares)	35,682,652	34,280,137